Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unit Activity
Convertible Preferred Units, Beginning balance	3,541,666	3,541,666
Convertible Preferred Units, End balance	3,541,666	3,541,666
February 9, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
May 11, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
August 10, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
November 9, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
General Partner Unit
Unit Activity
Units, Beginning balance	640,278	640,278
Units, Ending balance	640,278	640,278
General Partner Unit | February 9, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
General Partner Unit | May 11, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
General Partner Unit | August 10, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
General Partner Unit | November 9, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
Common units
Unit Activity
Units, Beginning balance	34,045,081	33,708,541
Units, Ending balance	34,045,081	34,045,081
Common units | February 10, 2022: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit		84,135
Common units | May 12, 2022: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit		84,135
Common units | August 11, 2022: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit		84,135
Common units | November 9, 2022: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit		84,135
Common units | February 9, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
Common units | May 11, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
Common units | August 10, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
Common units | November 9, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
Class B Units
Unit Activity
Units, Beginning balance	252,405	588,945
Units, Ending balance	252,405	252,405
Class B Units | February 10, 2022: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit		(84,135)
Class B Units | May 12, 2022: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit		(84,135)
Class B Units | August 11, 2022: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit		(84,135)
Class B Units | November 9, 2022: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit		(84,135)
Class B Units | February 9, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
Class B Units | May 11, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
Class B Units | August 10, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0
Class B Units | November 9, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of unit	0